Segment Data (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Schedule of Segment Reporting Information

	Three Months Ended
	December 31,
	2020	2019
Industrial Staffing Services
Industrial services revenue	$5,111	$5,655
Industrial services gross margin (1)	45.5%	15.6%
Operating income	$2,207	$281
Depreciation & amortization	$29	$69

Professional Staffing Services
Permanent placement revenue	$3,395	$4,479
Placement services gross margin	100%	100%
Professional services revenue	$26,137	$27,423
Professional services gross margin	26.2%	26.4%
Operating income	$1,380	$1,562
Depreciation and amortization	$1,088	$1,408

Unallocated Expenses
Corporate administrative expenses	$1,218	$1,329
Corporate facility expenses	82	90
Stock Compensation expense	311	597
Total unallocated expenses	$1,611	$2,016

Consolidated
Total revenue	$34,643	$37,557
Operating income (loss)	1,976	(173)
Depreciation and amortization	$1,117	$1,477

	Year Ended September 30,
	2020	2019
Industrial Staffing Services
Industrial services revenue	$17,560	$21,710
Industrial services gross margin[1]	21.7%	20.8
Operating (loss) income	$(70)	$2,193
Depreciation and amortization	274	263
Accounts receivable – net	2,470	3,660
Intangible assets	17	246
Goodwill	1,084	1,084
Total assets	$5,060	$4,990

Professional Staffing Services
Permanent placement revenue	$15,309	$18,531
Placement services gross margin	100%	100
Professional services revenue	$96,966	$111,433
Professional services gross margin	26.4%	26.0
Operating income	$(3,480)	$3,338
Depreciation and amortization	5,012	5,672
Accounts receivable – net	13,577	17,166
Intangible assets	18,826	23,635
Goodwill	62,359	71,209
Total assets	$114,953	$119,491

Unallocated Expenses
Corporate administrative expenses[2]	$8,312	$7,964
Corporate facility expenses	377	332
Stock compensation expense	1,559	2,186
Board related expenses	35	2
Total unallocated expenses	$10,283	$10,484

Consolidated
Total revenue	$129,835	$151,674
Operating loss	(13,833)	(4,953)
Depreciation and amortization	5,286	5,935
Total accounts receivables – net	16,047	20,826
Intangible assets	18,843	23,881
Goodwill	63,443	72,293
Total assets	$120,013	$124,481